Application of new and revised International Financial Reporting Standards ("IFRSs") (Tables)	12 Months Ended
Dec. 31, 2017
Application of new and revised International Financial Reporting Standards ("IFRSs")
Schedule of new and revised IFRSs that have been issued but are not yet effective

New or revised IFRS	Effective date

IFRS 9 — Financial Instruments	On or after January 1, 2018
IFRS 15 — Revenue from contracts with customers	On or after January 1, 2018
Amendments to IFRS 2 – Classification and measurement of share-based payment transactions	On or after January 1, 2018
Amendments to IAS 28 – Investments in associates and joint ventures	On or after January 1, 2018
IFRS 16 — Lease	On or after January 1, 2019
IFRS 17 - Insurance Contracts	On or after January 1, 2021
Amendments to IFRS 10 and IAS 28 — Sale or contribution of assets between an investor and its association or joint venture	Not yet determined
IFRIC 22 — Foreign Currency Transactions and Advance Consideration	On or after January 1, 2018
IFRIC 23 — Uncertainty over Income Tax Treatments	On or after January 1, 2019